BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2018
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 40,000
Short-term Debt		675,332	$ 755,452	$ 937,814
Subordinated debt, original issue		$ 120,000
Subordinated Borrowing, Interest Rate		5.13%
Convertible Subordinated Debt	$ 300,000	$ 150,000
Debt Instrument, Basis Spread on Variable Rate	3.00%	5.09%
Subordinated Debt		$ 495,077	$ 314,619
Debt, Weighted Average Interest Rate		7.19%	5.43%
Notes Payable, Noncurrent		$ 23,030	$ 31,822
Other Notes payable interest rate		5.38%	4.95%
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned		$ 0	$ 0
Long-term Debt [Member]
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate	6.375%	5.25%
Short-term Debt
Debt Instrument [Line Items]
Short-term Debt		$ 332	130,452	$ 137,814
Line of Credit [Member]
Debt Instrument [Line Items]
Short-term Debt		0	0
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 45,100	$ 44,600		$ 49,500
Debt Instrument Maturity Period		30 years
DebtInstrumentMinimumCallablePeriod		5 years